Debt - Schedule of Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-term debt, net	$ 646.4	$ 977.3	$ 674.4
Convertible senior notes | Convertible Debt
Debt Instrument [Line Items]
Maturity Date	May 15, 2026
Long-term debt, gross	$ 402.5	402.5	402.5
Less: unamortized debt issuance costs	(5.3)	(7.6)	(9.8)
Long-term debt, net	$ 397.2	394.9	392.7
Effective interest rate	0.82%
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Maturity Date	Dec. 14, 2026
Long-term debt, gross	$ 250.0	584.6	282.9
Less: unamortized debt issuance costs	(0.8)	(2.2)	(1.2)
Long-term debt, net	$ 249.2	$ 582.4	$ 281.7
Weighted average interest rate	6.75%